NET INVESTMENT IN LEASE - Schedule of Maturity Analysis of Lease Receivable (Details) - USD ($)		6 Months Ended
	May 15, 2026	Jun. 30, 2026
NET INVESTMENT IN LEASE - Schedule of Maturity Analysis of Lease Receivable (Details) [Line Items]
Balance as of December 31, 2025		$ 2,970,685
Consideration received from sales of the underlying property		3,046,978
Less: Carrying amount of net investment in finance lease derecognized		(2,952,900)
Gain on derecognition of net investment in lease (unaudited)	$ 94,078	94,078
Later than one year and not later than two years [member]
NET INVESTMENT IN LEASE - Schedule of Maturity Analysis of Lease Receivable (Details) [Line Items]
Interest income recognized during the period		5,990
Later than two years and not later than three years [member]
NET INVESTMENT IN LEASE - Schedule of Maturity Analysis of Lease Receivable (Details) [Line Items]
Net investment in the lease received during the period		(23,775)
Later than three years and not later than four years [member]
NET INVESTMENT IN LEASE - Schedule of Maturity Analysis of Lease Receivable (Details) [Line Items]
Carrying amount immediately prior to derecognition		$ (2,952,900)